Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended
	Jun. 06, 2012	May 15, 2012	Feb. 07, 2012	Dec. 31, 2012 2009 Option Plan		Dec. 31, 2011 2009 Option Plan		Dec. 31, 2010 2009 Option Plan		Dec. 31, 2009 2009 Option Plan
Number of Share Options
Outstanding at beginning of period				4,308,710		4,843,413		3,012,039
Granted				2,007,851		1,058,161		2,079,666
Cancelled						(752,808)
Exercised	(1,440)	(1,920)	(2,382,591)	(2,390,079)
Expired				(190,915)
Forfeited				(415,541)		(820,056)		(157,092)
Repurchased				(37,440)		(20,000)		(91,200)
Outstanding at end of period				3,282,586		4,308,710		4,843,413		3,012,039
Vested and Expected to Vest at the end of period				3,172,698
Exercisable at the end of period				965,580
Weighted- Average Exercise
Outstanding at beginning of period				$ 7.63		$ 9.95		$ 3.43
Granted				$ 16.30		$ 22.76		$ 20.26
Cancelled
Cancelled
Exercised				$ (4.36)
Expired				$ 16.76
Forfeited				$ 18.66		$ 20.37		$ 16.98
Repurchased				$ 8.79		$ 16.02
Outstanding at end of period				$ 16.40		$ 7.63		$ 9.95		$ 3.43
Vested and Expected to Vest at the end of period				$ 16.38
Exercisable at the end of period				$ 4.17
Weighted Average Remaining Contractual Term (Years)
Outstanding at beginning of period				8 years 4 months 6 days		6 years 11 months 9 days		7 years 9 months 29 days		7 years 7 months 17 days
Vested and Expected to Vest at the end of period				8 years 3 months 29 days
Exercisable at the end of period				2 years 3 months 18 days
Aggregate Intrinsic
Outstanding at beginning of period				$ 68,509	[1]	$ 73,274	[1]	$ 39,947	[1]
Outstanding at end of period				4,377	[1]	68,509	[1]	73,274	[1]	39,947	[1]
Vested and Expected to Vest at the end of period				4,312	[1]
Exercisable at the end of period				$ 3,194	[1]

[1]	Intrinsic value is calculated as the difference between the fair value of AVG's ordinary shares as of the end of each reporting period and the exercise price of the option.